UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Net Return Asset Management, LLC*

Address:  767 Third Avenue, 16th Floor
          New York, New York 10017

13F File Number: 028-14132

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Yanis
Title:  Managing Member
Phone:  (212) 813-9229



Signature, Place and Date of Signing:

/s/ Steven Yanis              New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

* Net Return Asset Management, LLC is filing this 13F Notice because it has the ability to terminate Maplelane Capital, LLC, the investment manager that directly manages Section 13(f) securities on behalf of NRMA, LLC. Net Return Asset Management, LLC does not directly manage Section 13(f) securities.

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                       Name

028-14130                                  Maplelane Capital, LLC



SK 25435 0007 1216843